Property and Equipment, Net (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Property, Plant and Equipment [Abstract]
Depreciation expenses | ¥	¥ 158		¥ 537	¥ 779
Depreciation Expenses (in Dollars) | $		$ 23